Employee Benefit Expenses (Including Directors' Emoluments) Directors' Emoluments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Directors' Emoluments [Line Items]
Key management personnel compensation, fees		$ 927	$ 880	$ 637
Key management personnel compensation, salaries		2,337	2,334	2,669
Key management personnel compensation, discretionary bonuses	[1]	1,494	1,497	1,508
Key management personnel compensation, pension costs		117	116	119
Key management personnel compensation, other benefits	[2]	667	637	1,296
Key management personnel compensation		5,542	5,464	6,229
Executive Directors [Member] | Wong Ying Wai [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, salaries	[3]	2,337	2,334	2,313
Key management personnel compensation, discretionary bonuses	[1],[3]	1,494	1,497	1,508
Key management personnel compensation, pension costs	[3]	117	116	106
Key management personnel compensation, other benefits	[2],[3]	667	637	639
Key management personnel compensation	[3]	4,615	4,584	4,566
Executive Directors [Member] | Top Hup Hock [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, salaries	[4]			356
Key management personnel compensation, pension costs	[4]			13
Key management personnel compensation, other benefits	[2],[4]			657
Key management personnel compensation	[4]			1,026
Non-Executive Directors [Member] | Charles Daniel Forman [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, fees		150	150	112
Key management personnel compensation		150	150	112
Non-Executive Directors [Member] | Michael Alan Leven [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, fees	[5]			34
Key management personnel compensation	[5]			34
Independent Non-Executive Directors [Member] | Chiang Yun [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, fees		150	150	112
Key management personnel compensation		150	150	112
Independent Non-Executive Directors [Member] | Victor Patrick Hoog Antink [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, fees		180	180	143
Key management personnel compensation		180	180	143
Independent Non-Executive Directors [Member] | Steven Zygmunt Strasser [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, fees		180	180	134
Key management personnel compensation		180	180	134
Independent Non-Executive Directors [Member] | Kenneth Patrick Chung [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, fees	[6]	150	150	59
Key management personnel compensation	[6]	150	150	59
Independent Non-Executive Directors [Member] | Wang Sing [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, fees	[7]	117	70
Key management personnel compensation	[7]	$ 117	$ 70
Independent Non-Executive Directors [Member] | Iain Ferguson Bruce [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, fees	[8]			19
Key management personnel compensation	[8]			19
Independent Non-Executive Directors [Member] | David Muir Turnbull [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, fees	[9]			24
Key management personnel compensation	[9]			$ 24

[1]	The discretionary bonuses are determined by reference to the individual performance of the Directors and the Chief Executive and the Group’s performance, and approved by the Remuneration Committee.
[2]	Other benefits mainly include share-based compensation, accommodation, meals, home leave tickets and medical insurance.
[3]	Wong Ying Wai, the President and Chief Operating Officer, was appointed as an Executive Director with effect from January 22, 2016.
[4]	Toh Hup Hock resigned as the Chief Financial Officer and Executive Vice President and an Executive Director with effect from April 15, 2016.
[5]	Michael Alan Leven retired as a Non-Executive Director with effect from April 12, 2016.
[6]	Kenneth Patrick Chung was appointed as an Independent Non-Executive Director with effect from July 15, 2016.
[7]	Wang Sing was appointed as an Independent Non-Executive Director with effect from July 14, 2017 and resigned as an Independent Non-Executive Director with effect from October 11, 2018.
[8]	Iain Ferguson Bruce resigned as an Independent Non-Executive Director with effect from March 11, 2016.
[9]	David Muir Turnbull resigned as an Independent Non-Executive Director with effect from March 7, 2016.